Other obligations	12 Months Ended
Dec. 31, 2023
Other obligations
Other obligations

22.   Other obligations

Other obligations comprise the following at December 31:

	2023			2022
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	336	9,791	10,127	183	4,149	4,332
Guarantees and deposits	14	330	344	12	235	247
Contingent consideration	1,353	379	1,732	3,893	1,945	5,838
Tolling agreement liability	34,180	3,683	37,863	33,414	3,251	36,665
Total	35,883	14,183	50,066	37,502	9,580	47,082

Contingent consideration

On February 1, 2018, the Company acquired 100% of the outstanding ordinary shares of Kintuck (France) SAS and Kintuck AS from a wholly-owned subsidiary of Glencore International AG (“Glencore”) and obtained control of both entities. The new subsidiaries were renamed as Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroglobe Spain Metals (formerly Ferroatlántica). Consideration included both cash and contingent consideration.

The contingent consideration arrangement requires the Company to pay the former owners of Kintuck (France) SAS and Kintuck AS a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge (FMN) and Ferroglobe Manganèse France (FMF), up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition and if it applies, the payment is on annual basis. During 2023, the total payments made amounted to $4,823 thousand ($18,931 thousand in 2022).

The potential undiscounted amount of the total payments that the Company could be required to make under the contingent consideration arrangement is up to $60,000 thousand. The accumulated payments as of December 31, 2023 amount to $27,278 thousand.

The fair value of the contingent consideration arrangement as of December 31, 2023 of $1,732 thousand (2022: $5,838 thousand) was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well at the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 refers to as Level 3 inputs.

Key assumptions include discount rates, volumes and manganese spread. The liability has decreased primarily driven by a reduction in the manganese spread driven by higher manganese ore costs and lower selling prices combined with higher operational costs and impact of foreign exchange rates and inflation forecasts. Changes in the value of contingent consideration are presented in the consolidated income statements within “other operating expense”.

Tolling agreement liability

In August 2019, Ferroglobe Spain Metals (formerly Grupo FerroAtlántica, S.A.U). sold its 100% interest in the remainder of FerroAtlántica, S.A.U. to Kehlen Industries Management, S.L.U., an affiliate of U.S.-based TPG Sixth Street Partners. The FerroAtlántica, S.A.U. assets transferred by means of this transaction included ten hydroelectric power plants and the Cee-Dumbría ferroalloys manufacturing plant, all located in the province of A Coruña, Spain. Under the terms of the transaction, the Group became exclusive off taker of finished products produced at the smelting plant at Cee and supplier of key raw materials to that facility pursuant to a tolling agreement expiring in 2060.

In November 2020, the Tribunal Superior de Justicia de Galicia dismissed the request of separation of the Cee-Dumbria’s hydroelectric plants and the ferroalloys plants. Ferroglobe Spain Metals appealed to the Supreme Court, but in 2021 the appeal was dismissed. As of December 31, 2023, the liability recognized in relation to the tolling agreement amounts to $37,863 thousand ($36,665 thousand as of December 2022).

As of January 1, 2023, the Company reclassified its tolling agreement liability to a lease liability in accordance with IFRS 16.

A rollforward of this lease obligation for the year ended December 31, 2023 is as follows:

2023
US$'000
Balance at January 1,	36,665
Additions	—
Disposals and other	—
Interest	3,484
Lease payments	(3,604)
Exchange differences	1,318
Balance at December 31,	37,863

The lease liability was discounted at the incremental borrowing rate of 9.375%.

For the year ended December 31, 2023, Ferroglobe has recorded an expense for variable lease payments of $55,574 thousand, related to the purchase of key raw materials, energy costs, personnel expenses and other overhead costs assumed by the Company as per the tolling agreement. Future variable lease payments are currently unknown as they depend on the actual production at the Cee-Dumbria plant in a given year as well as a variety of other factors including energy prices and raw material prices in future years. Assuming production levels and other factors stay constant in future years, our annual future variable lease payments are expected to remain approximately consistent.

Please refer to Note 29 for the detail, by maturity, of the non-current payment obligations under this lease as of December 31, 2023.